Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2015	2014	2013

Reported in operating expenses:
Current:
US federal	$189	$113	$51
State	32	24	12
Deferred:
US federal	55	146	181
State	(13)	-	6
Amortization of investment tax credits	(3)	(3)	(3)
Total reported in operating expenses	260	280	247
Reported in other income and deductions:
Current:
US federal	(7)	(4)	(5)
State	-	-	-
Deferred federal	(1)	2	7
Total reported in other income and deductions	(8)	(2)	2
Total provision in lieu of income taxes	$252	$278	$249

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2015	2014	2013

Income before provision in lieu of income taxes	$684	$728	$681
Provision in lieu of income taxes at the US federal statutory rate of 35%	$239	$255	$238
Amortization of investment tax credits – net of deferred tax effect	(3)	(3)	(3)
Amortization (under regulatory accounting) of statutory tax rate changes	(1)	(2)	(2)
Amortization of Medicare subsidy regulatory asset	-	14	14
Texas margin tax, net of federal tax benefit	13	16	15
Nondeductible losses (gains) on benefit plan investments	-	(2)	(3)
Other, including audit settlements	4	-	(10)
Reported provision in lieu of income taxes	$252	$278	$249
Effective rate	36.8%	38.2%	36.6%

Schedule Of Changes To Uncertain Tax Positions

	2015	2014	2013

Balance at January 1, excluding interest and penalties	$2	$54	$144
Additions based on tax positions related to prior years	-	-	-
Reductions based on tax positions related to prior years	-	(16)	(66)
Settlements with taxing authorities	1	(36)	(24)
Balance at December 31, excluding interest and penalties	$3	$2	$54